Fair value measurements - Schedule of Changes in Balances of Level 3 Financial Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 433,757	$ 1,092,145	$ 408,118	$ 408,118	$ 14,836
Issuances	0	0	0	0	237,362
Settlements	0	(1,092,145)	0	0	0
Transfers in	0	0	0	0	0
Transfers out	0	0	0	0	0
Total recognized losses (gains)	47,374	0	73,013	684,027	155,920
Ending balance	481,131	0	481,131	1,092,145	408,118
Convertible securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	285,166	949,553	251,885	251,885	0
Issuances	0	0	0	0	237,362
Settlements	0	(949,553)	0	0	0
Transfers in	0	0	0	0	0
Transfers out	0	0	0	0	0
Total recognized losses (gains)	95,477	0	128,758	697,668	14,523
Ending balance	380,643	0	380,643	949,553	251,885
Derivative liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	119,167	44,810	138,561	138,561	0
Issuances	0	0	0	0	0
Settlements	0	(44,810)	0	0	0
Transfers in	0	0	0	0	0
Transfers out	0	0	0	0	0
Total recognized losses (gains)	(68,081)	0	(87,475)	(93,751)	138,561
Ending balance	51,086	0	51,086	44,810	138,561
Warrants payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	29,424	97,782	17,672	17,672	14,836
Issuances	0	0	0	0	0
Settlements	0	(97,782)	0	0	0
Transfers in	0	0	0	0	0
Transfers out	0	0	0	0	0
Total recognized losses (gains)	19,978	0	31,730	80,110	2,836
Ending balance	$ 49,402	$ 0	$ 49,402	$ 97,782	$ 17,672